Accounts Receivable, Net (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
ACCOUNTS RECEIVABLE, NET [Abstract]
Accounts receivable	$ 80,383	$ 38,673
Allowance for doubtful accounts:
Balance at the beginning of year	(2,677)	(3,098)
Additional provision for bad debt	(35)	(21)
Reversal of a provision	11	93
Cash collection	287	349
Balance at the end of year	(2,414)	(2,677)
Net Book Value	$ 77,969	$ 35,996